Decommissioning And Restoration Liability	12 Months Ended
Dec. 31, 2019
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Decommissioning and Restoration Liability
9.	DECOMMISSIONING AND RESTORATION LIABILITY
The decommissioning and restoration liability is the addition of the liabilities for both the GK Mine and the Kennady North Project, which are broken down separately below.

The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Expected undiscounted cash flows	$58,965	$56,122

Discount rate	1.76%	2.18%

Inflation rate	1.35%	1.95%

Periods	2029	2029

The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Expected undiscounted cash flows	$2,235	$175
Discount rate	3.71%	1.86%
Inflation rate	1.96%	1.95%
Periods	2023	2021
The decommissioning and restoration liability has been calculated using expected cash flows that are current dollars, with inflation.
During the year ended December 30, 2019, the decommissioning and restoration liability was increased by $2,490 for an increase in additional disturbance due to ongoing mining activity. During the year ended December 31, 2018, the decommissioning and restoration liability was increased by $24,892 for a change in estimate, reflecting primarily an increase in estimated reclamation and restoration costs due to the construction work completed at the GK mine site, the mining operations on the property, and a decrease in estimated reclamation and restoration costs due to minimal construction and exploration work performed at the KNP mine site.
The continuity of the decommissioning and restoration liability at December 31, 2019 and 2018 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2018	$29,200	$-	$29,200

Addition of balance at the time of KDI acquisition	-	173	173

Change in estimate of discounted cash flows	24,900	(8)	24,892

Accretion recorded during the year	656	1	657

Balance, at December 31, 2018	$54,756	$166	$54,922

Change in estimate of discounted cash flows	571	1,919	2,490

Accretion recorded during the year	1,102	2	1,104

Balance, at December 31, 2019	$56,429	$2,087	$58,516

Less: current portion of decommissioning and restoration liability	2,445	-	2,445

Non-current decommissioning and restoration liability	$53,984	$2,087	$56,071